SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Details
Inventory Allowances	$ 1,914,891	$ 1,914,891	$ 1,543,758	$ 1,892,008